Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

16. SEGMENT INFORMATION

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services.

Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280, including Cheers APP internet business and traditional media businesses. Cheers APP Internet Business generates advertising revenue from broadcasting IP short video, live streaming and APP advertising through Cheer APP and service revenue from Cheers E-mall marketplace. Traditional Media Business mainly contributes the advertising revenue from Cheers TV-series, copyright revenue, customized content production revenue and others. The CODM measures the performance of each segment based on metrics of revenues and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Company currently does not allocate assets and share-based compensation for employees to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented.

The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2019, 2020 and 2021:

	For the Years Ended December 31,
	2019	2020	2021

Net revenues:
Cheers App Internet Business	$28,301	$83,573	$135,263
Traditional Media Business	37,476	40,190	17,749
Total consolidated net revenues	$65,777	$123,763	$153,012
Operating income:
Cheers APP Internet Business	$11,548	$24,343	$32,081
Traditional Media Business	15,291	11,707	4,210
Total segment operating income	26,839	36,050	36,291
Unallocated item (1)	-	(5,381)	(4)
Total consolidated operating income	$26,839	$30,669	$36,287

*	The unallocated item for the years ended December 31, 2020 and 2021 presents the share-based compensation for employees, which is not allocated to segments.